Form N-1A Cover	May 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Zacks Trust
Document Effective Date	May 28, 2026
Entity Central Index Key	0001760588
Document Creation Date	May 27, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	May 28, 2026